Long Term Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Long Term Debt	Long Term Debt
Long term debt is comprised of the following borrowings:

Borrower	Commencement	Maturity	December 31, 2020	September 30, 2021
Maxeikosiepta [1]	December 2018	February 2021	4,000	—
Maxtessera [1]	November 2018	April 2021	22,000	—
Avstes [1]	June 2019	April 2021	5,985	—
Maxeikosi [1]	September 2017	May 2021	10,893	—
Maxeikosiexi [1]	September 2015	June 2021	4,432	—
Marathassa [1]	September 2015	June 2021	4,820	—
Marinouki [1]	September 2015	June 2021	7,263	—
Kerasies [1]	September 2015	June 2021	5,097	—
Soffive [1]	September 2015	June 2021	7,853	—
Eptaprohi [1]	September 2015	June 2021	37,053	—
Petra [1]	November 2018	June 2021	6,135	—
Pemer [1]	November 2018	June 2021	6,135	—
Safe Bulkers [2]	December 2019	June 2021	29,000	—
Shikokuepta [1]	February 2016	August 2021	17,150	—
Safe Bulkers [1]	November 2014	September 2021	79,758	—
Maxeikosiena [3]	September 2015	September 2021	18,058	—
Safe Bulkers [1]	April 2019	June 2022	8,000	—
Shikokupente - Shikokuennia - Pemer - Petra [1]	July 2019	January 2023	8,510	870
Shikokupente [1]	August 2018	August 2023	12,927	10,210
Shikokuennia [1]	October 2018	October 2023	14,385	8,668
Maxeikositria [1]	September 2017	August 2024	10,893	8,077
Maxpente [1]	September 2017	August 2024	16,100	11,450
Maxeikositessera [1]	September 2017	August 2024	11,310	8,134
Maxenteka [1]	September 2017	August 2024	13,536	10,294
Safe Bulkers [1]	November 2018	August 2024	22,250	9,750
Pelea - Vasstwo - Eniaprohi - Vassone [1]	December 2018	December 2024	43,250	31,250
Maxdeka [3]	November 2019	August 2025	19,076	17,572
Shikoku Friendship [3]	November 2019	August 2025	20,066	18,484
Shikokutessera [3]	November 2019	August 2025	19,502	17,990
Glovertwo [3]	November 2019	August 2025	18,344	16,900
Pentakomo [3]	January 2020	January 2026	14,500	13,000
Maxdekatria [3]	January 2020	January 2026	14,500	13,000
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra [1]	June 2021	June 2026	—	29,137
Eptaprohi - Kerasies - Marathassa - Marinouki -Soffive - Pemer - Petra [2]	June 2021	June 2026	—	10,000
Safe Bulkers [1]	September 2021	September 2026	—	30,000
Maxtessera [3]	April 2021	October 2026	—	28,933
Youngtwo [3]	January 2017	January 2027	21,203	20,491
Monagrouli [1]	April 2020	April 2027	25,520	24,200
Shikokuokto [3]	December 2019	December 2027	18,000	16,500
Gloversix [3]	December 2019	December 2027	18,720	17,160

Pinewood [3]	February 2021	February 2031	—	23,035
Shikokuepta [3]	August 2021	August 2031	—	23,667
Total			616,224	418,772
Current portion of Long-term debt			77,284	35,767
Liability directly associated with asset held for sale			4,000	8,077
Long-term debt			534,940	374,928
Total debt			616,224	418,772
Current portion of deferred financing costs			1,500	1,373
Financing cost, directly associated with asset held for sale			17	31
Deferred financing costs non-current			3,057	3,617
Total deferred financing costs			4,574	5,021
Total debt			616,224	418,772
Less: Total deferred financing costs			4,574	5,021
Total debt, net of deferred financing costs			611,650	413,751
Less: Current portion of long-term debt, net of current portion of deferred financing costs			75,784	34,394
Less: Liability directly associated with asset held for sale net of deferred financing cost			3,983	8,046
Long-term debt, net of deferred financing costs, non-current			531,883	371,311
1.Credit facility
2.Revolving credit facility
3.Sale and lease back financing transaction.

Details of the loans and credit facilities are included in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the Company’s Annual Report on Form 20-F. No change has been made to the debt covenants of our loan and credit facilities. During the nine months ended September 30, 2021, we prepaid debt in relation to vessels sales or debt refinancing in the aggregate amount of $282,408, made scheduled principal payments of $43,844 and had loan drawdowns of $128,800.

In June 2021, the Company entered into a credit facility of $70.0 million with a financial institution, as disclosed in Note 3B.

In August 2021, Shikokuepta entered into a sale and leaseback agreement, with an unrelated third party for $24,000, regarding the vessel owned by Shikokuepta. The sale and leaseback agreement bears interest at LIBOR plus a margin. This transaction was consummated in August 2021 and the proceeds were used to fully prepay the amount outstanding under previous credit facility secured by the respective vessel and for general corporate purposes. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shikokuepta holds an option to purchase back the vessel after the third year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shikokuepta to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

In September 2021, the Company entered into a new credit facility of $60.0 million with a five-year tenor secured by five vessels, comprising of a term loan tranche of $30.0 million, repayable over five years through quarterly principal instalments and a balloon payable on maturity, and a revolving credit facility tranche providing for a draw down capacity of up to $30.0 million reducing from its fourth year onwards. Both the term loan tranche and the revolving credit facility tranche bear interest at LIBOR plus a margin. The proceeds from the credit facility were used to refinance loan facilities with the same financial institution secured by six vessels, five of which secure the new credit facility and one has remained debt free. The agreement contains financial covenants in line with the existing loan and credit facilities of the Company.

The fair value of debt outstanding on September 30, 2021 amounted to $421,867 when valuing the Youngtwo, Shikokutessera, Maxdeka, Shikoku, Glovertwo and Maxtessera loan facilities on the basis of the deemed equivalent fixed rate, as applicable on September 30, 2021, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

As of September 30, 2021, an amount of $88.9 million was available for drawdown under the above loans and credit facilities. The estimated minimum annual principal payments required to be made after September 30, 2021, based on the loan and credit facility agreements as amended, are as follows:

F-15

To September 30,
2022	$43,843
2023	51,893
2024	86,592
2025	98,095
2026	55,982
2027 and thereafter	82,367
Total	$418,772

As of September 30, 2021, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.